Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment	$ 3,748,900	$ 1,056,286
Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment
Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment	3,748,900	1,056,286
Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value disclosure [Line Items]
Short-term investment